Summary of Significant Accounting Policies (Details) - USD ($)			12 Months Ended
	Dec. 21, 2023	Mar. 22, 2023	Dec. 31, 2023	Dec. 31, 2022	Jan. 31, 2024
Significant Accounting Policies [Line Items]
Federal depository insurance coverage (in Dollars)			$ 250,000
Interest income from trust account (in Dollars)			1,192,438
Common stock shares	140,663	18,000,868
Payable common stock redeemed (in Dollars)			1,565,078
Trust account (in Dollars)			$ 1,565,078
Effective tax rate			28.22%	6.50%
Interest and penalties expense (in Dollars)			$ 19,158	$ 0
Shares of common stock			17,404,250
IPO [Member]
Significant Accounting Policies [Line Items]
Common stock shares	140,663
Warrants issued			17,404,250
Issued warrants			9,487,500
Private Placement Warrants [Member]
Significant Accounting Policies [Line Items]
Issued warrants			7,347,500
Over-Allotment Option [Member]
Significant Accounting Policies [Line Items]
Underwriters			569,250
Shares of common stock			697,500
Common Stock [Member]
Significant Accounting Policies [Line Items]
Common stock shares	6,027,219
Subsequent Event [Member]
Significant Accounting Policies [Line Items]
Payable common stock redeemed (in Dollars)					$ 1,565,078
U S Treasury Bills Held in Trust Account [Member]
Significant Accounting Policies [Line Items]
Maturity days			185 days
Cash and Marketable Securities Held in Trust Account [Member]
Significant Accounting Policies [Line Items]
Payable common stock redeemed (in Dollars)			$ 1,565,078
Cash and Marketable Securities Held in Trust Account [Member] | Common Stock [Member]
Significant Accounting Policies [Line Items]
Common stock shares	833,469
Trust account (in Dollars)			$ 1,565,078
Income Taxes [Member]
Significant Accounting Policies [Line Items]
Effective tax rate			21.00%	21.00%